Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
In-process research and development	$ 736,325	$ 996,154
Net operating loss carry forward	4,759,727	2,995,024
R&D credit	211,461	142,721
Share-based compensation	9,424	2,010,742
Other	5,825
Deferred tax assets gross	5,722,762	6,144,641
Less: valuation allowance	(5,722,762)	(6,144,641)
Deferred tax assets, net	$ 0	$ 0